Document and Entity Information	12 Months Ended
Feb. 01, 2014
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb. 01, 2014
Trading Symbol	BURL
Entity Registrant Name	BURLINGTON STORES, INC.
Entity Central Index Key	0001579298
Entity Filer Category	Non-accelerated Filer